LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

Note 12      LEASES

The Company has two non-cancelable lease agreements for certain of the office and accommodation as well as fish farming containers for research and develop advanced technology for water circulation applying in fishery with original lease periods expiring between 2024 and 2025. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of lease expense for the six months ended June 30, 2025 and June 30, 2024 were as follows:

	Statement of Income Location	Six months ended June 30, 2025	Six months ended June 30, 2024
		(Unaudited)	(Unaudited)
		$	$
Lease Costs
Operating lease expense	General and administrative expenses	30,148	37,048
Total net lease costs		30,148	37,048

Maturity of lease liabilities under our non-cancelable operating leases as of December 31, 2024 and June 30, 2025 are US$ 0.